Equity Compensation Plan	12 Months Ended
Dec. 31, 2025
Equity Compensation Plan Arrangement [Abstract]
Equity Compensation Plan
10.	Equity Compensation Plan
In 2021 the Company’s shareholders and board of directors adopted an Equity Compensation Plan (“the Plan”) under which the Company’s employees, directors or other persons or entities providing significant services to the Company or its subsidiaries are eligible to receive awards including restricted stock, restricted stock units, unrestricted stock, bonus stock, performance stock, stock appreciation rights and options to purchase common stock. The Plan is administered by the Compensation Committee of the Company’s board of directors and the aggregate number of shares of common stock that may be issued with respect to awards granted under this Plan cannot exceed 10% of the number of shares of the Company’s common stock issued and outstanding at the time any award is granted. The Company’s Board of Directors may terminate the Plan at any time. For the year ended December 31, 2024, 426,253 restricted shares and 111,000 options to purchase common stock were granted under the Plan. (2023:
1,775,787
restricted shares and 631,250 options to purchase common stock).
In April 2024, the Company’s shareholders and board of directors adopted a 2024 Equity Compensation Plan (“the 2024 Equity Plan”) which replaced the Plan. The 2024 Equity Compensation Plan is administered by the Board of Directors which can make awards totaling in aggregate up to 10% of the number of shares of common stock outstanding at the time any award is granted. Officers, directors and employees (including any prospective officer or employee) of the Company and its subsidiaries and affiliates and consultants and service providers to (including persons who are employed by or provide services to any entity that is itself a consultant or service provider to) the Company and its subsidiaries and affiliates will be eligible to receive awards under the equity incentive plan. Awards may be made under the expected equity compensation plan in the form of incentive stock options,
non-qualified
stock options, stock appreciation rights, dividend equivalent rights, restricted stock, unrestricted stock, restricted stock units and performance shares. For the year ended December 31, 2025, a total of 823,494 restricted shares and 611,503 options to purchase common stock were granted under the 2024 Equity Plan.
Restricted shares
On November 21, 2022, the Company granted $1,000,000 worth of shares of the Company’s common stock under the Plan to the Company’s CEO. The number of shares awarded was determined based on the closing price at the grant date i.e. on November 21, 2022 which was equal to $5.25. 95,238 of the restricted shares vested on July 17, 2023 and the remaining 95,238 of the restricted shares vested on July 15, 2024.
On March 21, 2023, the Company granted 280,392 of
non-vested
restricted shares under the Plan to employees of the Manager. The fair value of each share granted was $2.55 which is equal to the market value of the Company’s common stock on that day. 140,196 of the restricted shares vested on July 17, 2023, 135,295 of the remaining 140,196 restricted shares, vested on July 15, 2024 and 4,901 restricted shares forfeited.
On May 15, 2023, the Company granted 547,550 of
non-vested
restricted shares under the Plan to the Company’s CEO. The fair value of each share granted was $3.48 which is equal to the market value of the Company’s common stock on that day. 273,775 of the restricted shares vested on May 15, 2024 and the remaining 273,775 of the restricted shares vested on May 15, 2025.
On October 25, 2023, the Company granted 179,244 of
non-vested
restricted shares under the Plan to employees of the Manager. The fair value of each share granted was $1.59 which is equal to the market value of the Company’s common stock on that day. 89,622 of the restricted shares vested on October 25, 2024 and the remaining 89,622 of the restricted shares vested on October 25, 2025.
On October 30, 2023, the Company granted 578,125 of
non-vested
restricted shares under the Plan to the Company’s CEO, Interim CFO and non-executive
members of Board of Directors of the Company. The fair value of each share granted was $1.60 which is equal to the market value of the Company’s common stock on that day. 289,062 of the restricted shares vested on October 30, 2024 and the remaining 289,063 of the restricted shares vested on October 30, 2025.
On April 12, 2024, the Company granted 426,253 of
non-vested
restricted shares under the Plan to the Company’s CEO, Interim CFO, non-executive
members of the Board of Directors of the Company and employees of the Manager. The fair value of each share granted was $3.60 which is equal to the market value of the Company’s common stock on that day. 210,626 of the 213,126 restricted shares vested on April 12, 2025, 2,500 restricted shares forfeited, and the remaining 213,127 restricted shares vest on April 12, 2026.
On January 8, 2025, the Company granted 391,600 of
non-vested
restricted shares under the 2024 Equity Plan to the Company’s CEO and employees of the Manager. The fair value of each share granted was $3.20 which is equal to the market value of the Company’s common stock on that day. 195,800 of the restricted shares vest on January 8, 2026 and the remaining 195,800 of the restricted shares vest on January 8, 2027.
On August 8, 2025, the Company granted 431,894 of
non-vested
restricted shares under the 2024 Equity Plan to the Company’s CEO. The fair value of each share granted was $3.01 which is equal to the market value of the Company’s common stock on that day. 215,947 of the restricted shares vest on August 8, 2026 and the remaining 215,947 of the restricted shares vest on August 8, 2027.
All unvested restricted shares are conditional upon the option holder’s continued service as an employee of the Company, or as a director until the applicable vesting date. Until the forfeiture of any restricted shares, the grantee has the right to vote such restricted shares, to receive and retain all regular cash dividends paid on such restricted shares and to exercise all other rights provided that the Company will retain custody of all distributions other than regular cash dividends made or declared with respect to the restricted shares.

The Company pays dividends on all restricted shares regardless of whether they have vested and there is no obligation of the employee to return the dividend when employment ceases. The Company did not pay any dividends during the years ended December 31, 2023, 2024 and 2025.
The stock-based compensation expense for the years ended December 31, 2023, 2024 and 2025 amounted to $2,343,210, $2,756,027 and $2,322,615, respectively and is included in the consolidated statements of comprehensive income under the caption “General and administrative expenses”.
A summary of the status of
the Company’s non-vested restricted
shares as of 2023, 2024 and 2025, is presented below:

	Number of restricted shares	Weighted average grant date fair value per non-vested share
Non-vested, January 1, 2023	190,476	5.25
Granted	1,585,311	2.42
Vested	(235,434)	(3.64)

Non-vested, December 31, 2023	1,540,353	2.58
Granted	426,253	3.60
Vested	(882,992)	(2.72)
Forfeited	(4,901)	(2.55)

Non-vested, December 31, 2024	1,078,713	2.87
Granted	823,494	3.10
Vested	(863,086)	(2.18)
Forfeited	(2,500)	(3.60)

Non-vested, December 31, 2025	1,036,621	3.63
The total fair value of shares vested during the year ended December 31, 2025, was $3,156,706.
The remaining unrecognized compensation cost relating to the shares granted amounting to $1,354,891 as of December 31, 2025, is expected to be recognized over the remaining weighted average period of 1.10 years, according to the contractual terms of those non-vested share
awards.
Options to purchase common shares
On October 30, 2023, the Company granted options to acquire up to 631,250 shares of common stock under the Plan to the Company’s CEO, Interim CFO and non-executive
members of Board of Directors of the Company. 50% of these options vested on October 30, 2024 and the remaining 50% vested on October 30, 2025. These options expire on October 30, 2033. The fair value of each option granted was $1.14. The fair value of each option granted was estimated on the date of the grant using the Black-Scholes option pricing model. The following weighted-average assumptions were used in computing the fair value of the options granted: expected volatility of 81%; expected term of 5.75 years; risk-free interest rate of 5%. The expected term of the options granted was estimated to be the average of the vesting and the contractual term. The expected volatility was generally based on historical volatility of the stock prices of various tanker shipping companies as calculated using historical data during approximately 6 years prior to the grant date.
On April 12, 2024, the Company granted options to acquire up to 111,000 of common stock under the Plan to the Company’s CEO, Interim CFO and non-executive
members of the Board of Directors of the Company. 50% of these options vested on April 12, 2025 and the remaining 50% vest on April 12, 2026. These options expire on April 12, 2034. The fair value of each option granted was $2.69. The fair value of each option granted was estimated on the date of the grant using the Black-Scholes option pricing model. The following weighted-average assumptions were used in computing the fair value of the options granted: expected volatility of 88.3%;

expected term of
5.75
 years; risk-free interest rate of
4.5
%.
The expected term of the options granted was estimated to be the average of the vesting and the contractual term. The expected volatility was generally based on historical volatility of the stock prices of various tanker shipping companies as calculated using historical data during approximately 7 years prior to the grant date.
On January
8
,
2025
, the Company granted options to acquire up to
312,500
of common stock under the
2024
Equity Plan to the Company’s CEO and employees of the Manager.
50
% of these options vest on January
8
,
2026
and the remaining
50
% vest on January
8
,
2027
. These options expire on January
8
,
2035
. The fair value of each option granted was $
1.95
. The fair value of each option granted was estimated on the date of the grant using the Black-Scholes option pricing model. The following weighted-average assumptions were used in computing the fair value of the options granted: expected volatility of
63.7
%; expected term of
5.75
 years; risk-free interest rate of
4.4
%. The expected term of the options granted was estimated to be the average of the vesting and the contractual term. The expected volatility was generally based on historical volatility of the stock prices of various tanker shipping companies as calculated using historical data during approximately
7
years prior to the grant date.
On August 8, 2025, the Company granted options to acquire up to 299,003 of common stock under the 2024 Equity Plan to the Company’s CEO. 50% of these options vest on August 8, 2026 and the remaining 50% vest on August 8, 2027. These options expire on August 8, 2035. The fair value of each option granted was $1.70. The fair value of each option granted was estimated on the date of the grant using the Black-Scholes option pricing model. The following weighted-average assumptions were used in computing the fair value of the options granted: expected volatility of 57.9%; expected term of 5.75 years; risk-free interest rate of 3.8%. The expected term of the options granted was estimated to be the average of the vesting and the contractual term. The expected volatility was generally based on historical volatility of the stock prices of various tanker shipping companies as calculated using historical data during approximately 7 years prior to the grant date.
A summary of the Company’s
non-vested stock
option activity and related information for the years ended December 31, 2023, 2024 and 2025, is as follows:

	December 31, 2025
	Option shares #	Weighted- Average Exercise Price $
Outstanding, January 1, 2023	—	—

Granted	631,250	1.60

Outstanding, December 31, 2023	631,250	1.60

Exercisable, December 31, 2023	—	—

Granted	111,000	3.60

Exercised	(296,875)	1.60

Outstanding, December 31, 2024	445,375	2.10

Exercisable, December 31, 2024	18,750	1.60

Granted	611,503	3.11
Exercised	(346,875)	1.89

Outstanding, December 31, 2025	710,003	3.07

Exercisable, December 31, 2025	43,000	1.86
No
 options vested during the year ended December 31, 2023. During the year ended December 31, 2024, 315,625 options vested of which 296,875 options were exercised. During the year ended December 31, 2025,
371,125
options vested of which 346,875 options were exercised. The remaining unrecognized compensation cost relating to the options granted amounting to $540,824 as of December 31, 2025, is expected to be recognized over the remaining period of 1.0 years, according to the contractual terms of those non-vested options.
The stock-based compensation expense for the vested and
non-vested options
for the years ended December
31
,
2023
,
2024
and
2025
amounted to $
91,645
, $
641,055
and $
865,035
respectively, and is included in the consolidated statements of comprehensive income under the caption “General and administrative expenses”.
As at December 31, 2025, the intrinsic value of outstanding stock options was $
0.55
per option.